Financial Instruments and Risk Management - Summary of Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis (Detail) - GBP (£)
£ in Millions
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	£ 16,662	£ 14,123	£ 12,549
Interest on loans and other borrowings £m	214	152	164
Trade and other payables £m	5,158	4,939	5,259
Provisions £m	231	300	292
Total £m	22,265	19,514	18,264
Gross Carrying Amount [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	16,612	14,050	12,399
Interest on loans and other borrowings £m	6,064	4,647	4,658
Trade and other payables £m	5,158	4,939	5,259
Provisions £m	260	372	469
Total £m	28,094	24,008	22,785
Gross Carrying Amount [Member] | 2019 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	1,886	2,120	2,468
Interest on loans and other borrowings £m	541	452	507
Trade and other payables £m	5,158	4,939	5,259
Provisions £m	39	54	62
Total £m	7,624	7,565	8,296
Gross Carrying Amount [Member] | 2021 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	15	1,332	1,166
Interest on loans and other borrowings £m	497	365	364
Provisions £m	35	25	21
Total £m	547	1,722	1,551
Gross Carrying Amount [Member] | 2022 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	1,463	18	1,295
Interest on loans and other borrowings £m	496	357	327
Provisions £m	14	43	18
Total £m	1,973	418	1,640
Gross Carrying Amount [Member] | 2023 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	964	1,489	12
Interest on loans and other borrowings £m	482	355	319
Provisions £m	12	19	17
Total £m	1,458	1,863	348
Gross Carrying Amount [Member] | 2024 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	10,975	7,899	5,844
Interest on loans and other borrowings £m	3,543	2,714	2,726
Provisions £m	127	197	310
Total £m	14,645	10,810	8,880
Gross Carrying Amount [Member] | 2020 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	1,309	1,192	1,614
Interest on loans and other borrowings £m	505	404	415
Provisions £m	33	34	41
Total £m	1,847	1,630	2,070
Interest Payments Not Yet Accrued
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest on loans and other borrowings £m	(5,850)	(4,495)	(4,494)
Total £m	(5,850)	(4,495)	(4,494)
Fair Value Adjustments
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans and other borrowings £m	50	73	150
Total £m	50	73	150
Impact Of Discounting
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Provisions £m	(29)	(72)	(177)
Total £m	£ (29)	£ (72)	£ (177)